Sarah R. Crespi
State Street
1 Iron Street CCB 1102
Boston, MA 02210
Tel +1 617 662 2641
Sarah.Crespi@StateStreet.com

March 16, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Core MSCI International Developed Markets ETF, each dated March 16, 2017, do not differ from those contained in Post-Effective Amendment No. 1,731 to the Trust’s Registration Statement on Form N-1A, filed electronically on March 16, 2017.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc: Benjamin J. Haskin, Esq.